Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Income (loss) for the year	$ (32,583)	$ (363,812)	$ 1,360,699
Adjustments for:
Amortization of right-of-use asset	20,176	18,494	0
Equity-settled share-based compensation	264,260	123,578	17,888
Gain on sale of mineral property	0	0	(1,934,500)
Office lease accretion per IFRS 16	9,620	10,438	0
Office base rent recorded as lease reduction per IFRS 16	(26,745)	(21,288)	0
Interest expense - director's loans	78,822	100,000	111,354
Loss on sales of marketable securities	2,429	0	0
Transaction cost - director's loan	102,554	74,642	57,881
Changes in working capital items
Amounts receivable and other assets	(169,534)	(1,437)	35,998
Restricted cash	(361,284)	(63)	(344)
Accounts payable and accrued liabilities	767,585	245,083	68,120
Advanced contributions received	4,124,349	0	0
Balance due to related parties	27,250	(422,936)	91,906
Net cash used in operating activities	4,806,899	(237,301)	(190,998)
Investing activities
Proceeds from disposition of marketable securities	1,690	0	0
Proceeds from disposition of mineral properties	0	0	300,000
Net cash provided by investing activities	1,690	0	300,000
Financing activities
Net proceeds from issuance of common shares pursuant to exercise of share purchase warrants	0	300,000	249,900
Proceeds from director's loan	350,000	0	0
Repayment of director's loans	(350,000)	0	0
Interest paid on director's loans	(47,863)	0	(300,000)
Net cash (used in) financing activities	(47,863)	300,000	(50,100)
Net (decrease) increase in cash	4,760,726	62,699	58,902
Cash, beginning balance	370,784	308,085	249,183
Cash, ending balance	$ 5,131,510	$ 370,784	$ 308,085